VARIABLE SEPARATE ACCOUNT OF SUNAMERICA ANNUITY AND
LIFE ASSURANCE COMPANY                                                   - NSAR-
Annual Report for Unit Investment Trust                      Date Filed: 2/29/12
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1

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /      (a)
             or fiscal year ending:   12/31/11    (b)

Is this a transition report? (Y/N)                         N

Is this an amendment to a previous filing? (Y/N)           N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.  Registrant Name: Variable Separate Account of
                              SunAmerica Annuity and Life Assurance Company

         B.  File Number: 811-03859

         C.  Telephone Number: (310) 772-6000

2.       A.  Street: 1 SunAmerica Center

         B.  City: Los Angeles    C.  State: CA

         D.  Zip Code: 90067      Zip Ext: 6121

         E.  Foreign Country:          Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)        N

4.       Is this the last filing on this form by Registrant? (Y/N)         N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)   N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust(UIT)? (Y/N)                 Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?

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VARIABLE SEPARATE ACCOUNT OF SUNAMERICA ANNUITY AND
LIFE ASSURANCE COMPANY                                                   - NSAR-
Annual Report for Unit Investment Trust                      Date Filed: 2/29/12
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2

For period ending  12/31/11                              If filing more than one
File  number  811-03859                                    Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111.  A. [/]    Depositor Name: SunAmerica Annuity and Life Assurance Company

      B. [/]   File Number (If any): 002-86837; 033-47473; 333-25473; 333-55740;
                     333-58234; 333-102906; 333-58314; 333-66114; 333-91860;
                     333-65118; 333-134869; 333-137895; 333-137887; 333-137873;
                     333-137892; 333-137867; 333-144000; 333-147006; 333-157199;
                     333-174625; 333-172003; 333-175414

      C. [/]   City: Los Angeles  State: CA  Zip Code: 90067  Zip Ext.: 6121
         [/]   Foreign Country:                    Foreign Postal Code:

111.  A. [/]   Depositor Name:
      B. [/]   File Number (If any):
      C. [/]   City:            State:          Zip Code:       Zip Ext.:
         [/]   Foreign Country:                    Foreign Postal Code:

112.  A. [/]   Sponsor Name:
      B. [/]   File Number (If any):
      C. [/]   City:            State:          Zip Code:       Zip Ext.:
         [/]   Foreign Country:                    Foreign Postal Code:

112.  A. [/]   Sponsor Name:
      B. [/]   File Number (If any):
      C. [/]   City:            State:          Zip Code:       Zip Ext.:
         [/]   Foreign Country:                    Foreign Postal Code:

                                 PAGE NUMBER 47

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VARIABLE SEPARATE ACCOUNT OF SUNAMERICA ANNUITY AND
LIFE ASSURANCE COMPANY                                                   - NSAR-
Annual Report for Unit Investment Trust                      Date Filed: 2/29/12
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3

For period ending 12/31/11                               If filing more than one
File  number  811-03859                                    Page 48, "X" box: [ ]

111.  A. [/]     Trustee Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:

113.  A. [/]     Trustee Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:

114.  A. [/]     Principal Underwriter Name:  SunAmerica Capital Services, Inc.

      B. [/]     File Number:  008-28733
      C. [/]     City: Jersey City        State: NJ  Zip Code: 07311   Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:

114.  A. [/]     Principal Underwriter Name:  Principal Funds Distributor, Inc.
      B. [/]     File Number: 008-50200
      C. [/]     City: El Dorado Hills   State: CA  Zip Code: 95762    Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:

115.  A. [/]     Independent Public Accountant Name: PricewaterhouseCoopers LLP
      B. [/]     City: Los Angeles   State: CA   Zip Code: 90071   Zip Ext.:2889
         [/]     Foreign Country:                    Foreign Postal Code:

115.  A. [/]     Independent Public Accountant Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:

                                 PAGE NUMBER 48

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VARIABLE SEPARATE ACCOUNT OF SUNAMERICA ANNUITY AND
LIFE ASSURANCE COMPANY                                                   - NSAR-
Annual Report for Unit Investment Trust                      Date Filed: 2/29/12
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4

For period ending  12/31/11                              If filing more than one
File  number  811-03859                                    Page 49, "X" box: [ ]

116.  Family of investment companies information:

      A. [/]     Is Registrant part of a family of
                 investment companies? (Y/N)                          N
                                                                   -------
                                                                     Y/N
      B. [/] Identify the family in 10 letters:_ _ _ _ _ _ _ _ _ _ (NOTE: In filing this form, use this identification consistently for all investment companies in family.
                 This designation is for purposes of this form only.)

117.  A. [/]     Is Registrant a separate account of
                 an insurance company? (Y/N)                          Y
                                                                   -------
                                                                     Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. [/]     Variable annuity contracts? (Y/N)                    Y
                                                                   -------
                                                                     Y/N

      C. [/]     Scheduled premium variable life contracts? (Y/N)     N
                                                                   -------
                                                                     Y/N

      D. [/]     Flexible premium variable life contracts? (Y/N)      N
                                                                   -------
                                                                     Y/N
      E. [/]     Other types of insurance products registered
                 under the Securities Act of 1933? (Y/N)              N
                                                                   -------
                                                                     Y/N

118. [/] State the number of series existing at the end of
         the period that had securities registered under
         the Securities Act of 1933                                   22
                                                                   -------
119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period                                  3
                                                                   -------
120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in
         item 119 ($000's omitted)                                 $  0
                                                                   -------
121. [/] State the number of series for which a current
         prospectus was in existence at the end of the
         period                                                       22
                                                                   -------
122. [/] State the number of existing series for which
         additional units were registered under the
         Securities Act of 1933 during the current period             22
                                                                   -------

                                 PAGE NUMBER 49
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VARIABLE SEPARATE ACCOUNT OF SUNAMERICA ANNUITY AND
LIFE ASSURANCE COMPANY                                                   - NSAR-
Annual Report for Unit Investment Trust                      Date Filed: 2/29/12
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5

For period ending 12/31/11                               If filing more than one
File  number  811-03859                                    Page 50, "X" box: [ ]

123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)            $4,092,890
                                                                      ----------
124.     [/] State the total value of units of prior  series
         that were placed in the  portfolios  of subsequent
         series  during the current  period (the value of these
         units is to be measured on the date they were placed in
         the subsequent series) (000's omitted)                       $
                                                                      ----------
125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from
         the sale of units of all series of Registrant
         (000's omitted)                                              $
                                                                      ----------
126. Of the amount  shown in item 125,  state the total  dollar amount of sales loads  collected from secondary  market
     operations in  Registrant's  units (include  the sales
     loads, if any,  collected  on units of a prior series
     placed in the portfolio of a subsequent series.)
     (000's omitted)                                                  $
                                                                      ----------
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                             Number of  Total Assets    Total Income
                                               Series     ($000's      Distributions
                                             Investing    omitted)    ($000's omitted)
                                             ---------  ------------  ---------------
A. U.S. Treasury direct issue                           $                 $
                                             ---------  ------------      --------
B. U.S. Government agency                               $                 $
                                             ---------  ------------      --------
C. State and municipal tax-free                         $                 $
                                             ---------  ------------      --------
D. Public utility debt                                  $                 $
                                             ---------  ------------      --------
E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                          $                 $
                                             ---------  ------------      --------
F. All other corporate intermed.
   & long-term debt                                     $                 $
                                             ---------  ------------      --------
G. All other corporate short-term debt                  $                 $
                                             ---------  ------------      --------
H. Equity securities of brokers or dealers
   or parents of brokers or dealers                     $                 $
                                             ---------  ------------      --------
I. Investment company equity securities                 $                 $
                                             ---------  ------------      --------
J. All other equity securities                 22       $ 13,865,236      $214,156
                                             ---------  ------------      --------
K. Other securities                                     $                 $
                                             ---------  ------------      --------
L. Total assets of all series of registrant
                                               22       $ 13,865,236      $214,156
                                             ---------  ------------      --------

                                 PAGE NUMBER 50
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

VARIABLE SEPARATE ACCOUNT OF SUNAMERICA ANNUITY AND
LIFE ASSURANCE COMPANY                                                   - NSAR-
Annual Report for Unit Investment Trust                      Date Filed: 2/29/12
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6

For period ending 12/31/11                               If filing more than one
File  number  811-03859                                    Page 51, "X" box: [ ]

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
         an entity other than the issuer? (Y/N)                        N
                                                                   ---------
                                                                      Y/N
         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y/N)
                                                                   ---------
                                                                      Y/N
         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                   ---------
                                                                      Y/N

131. [/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
                                                                   $ 221,301
                                                                   ---------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-03859  811-        811-          811-         811-

811-       811-        811-          811-         811-

811-       811-        811-          811-         811-

811-       811-        811-          811-         811-

811-       811-        811-          811-         811-

811-       811-        811-          811-         811-

811-       811-        811-          811-         811-

811-       811-        811-          811-         811-

811-       811-        811-          811-         811-

                                 PAGE NUMBER 51

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VARIABLE SEPARATE ACCOUNT OF SUNAMERICA ANNUITY AND
LIFE ASSURANCE COMPANY                                                   - NSAR-
Annual Report for Unit Investment Trust                      Date Filed: 2/29/12
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7

SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 104, 110 or 132 as appropriate.

The report is signed on behalf of the registrant (or depositor or trustee).

CITY OF: Los Angeles     STATE OF: CA     DATE: February 24, 2012

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE: SunAmerica Annuity and
                                           Life Assurance Company

By (Name and Title):                      Witness (Name and Title):

/S/ Stewart Polakov                       /S/ Mallary L. Reznik

-------------------------------           ------------------------------------
Stewart Polakov                           Mallary L. Reznik
Sr. Vice President & Controller           Sr. Vice President & General Counsel

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